Document and Entity Information	Feb. 05, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2021
Document Effective Date	Feb. 05, 2021
Prospectus Date	Feb. 28, 2020
MainStay Epoch U.S. All Cap Fund | Class R6
Prospectus:
Trading Symbol	MAWDX
MainStay Epoch U.S. All Cap Fund | Class I
Prospectus:
Trading Symbol	MATIX
MainStay Epoch U.S. All Cap Fund | Class C
Prospectus:
Trading Symbol	MAWCX
MainStay Epoch U.S. All Cap Fund | Class B
Prospectus:
Trading Symbol	MAWBX
MainStay Epoch U.S. All Cap Fund | Class A
Prospectus:
Trading Symbol	MAAAX
MainStay Epoch U.S. All Cap Fund | Investor Class
Prospectus:
Trading Symbol	MAWNX